CAPITAL STOCK	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Stock Explanatory [Abstract]
CAPITAL STOCK [Text Block]

11.          CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares. No preferred shares have been issued.

Unlimited common shares without par value.

a) Common shares

During the year ended December 31, 2023, the Company issued 123,336 common shares valued at $60,400. These shares were issued pursuant to RSU agreements.

There were no share issuances during the year ended December 31, 2022.

During the year ended December 31, 2021, the Company issued 7,000,000 units at $0.91 CAD per unit pursuant to a private placement for gross proceeds of $4,922,510 ($6,370,000 CAD). Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two. At issuance, the remainder of the proceeds from the private placement financing, after subtracting the value of the derivative warrant liability (Note 10) in the amount of $925,737, totaling $3,996,773, was allocated to issued capital using the residual method. In connection with the private placement, the Company incurred issuance costs of $409,712, of which $77,051 was recorded as unit issuance costs in the consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2021, the Company issued 150,000 shares pursuant to the exercise of stock options for gross proceeds of $55,000. A value of $37,385 was transferred from reserves to share capital as a result.

(b) Stock options

The Company has a stock option plan (the "Plan") available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2022	Granted	Exercised	Expired	2023
$0.57(USD)	April 17, 2023	200,000	-	-	(200,000)	-
$0.50(USD)	August 20, 2023	700,000	-	-	(700,000)	-
$1.45(USD)	May 17, 2024	10,000	-	-	(10,000)	-
$0.78(USD)	August 19, 2024	700,000	-	-	-	700,000
$0.82(USD)	November 8, 2024	10,000	-	-	-	10,000
$0.76(USD)	February 11, 2025	200,000	-	-	-	200,000
$0.75(USD)	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		2,570,000	-	-	(910,000)	1,660,000
Total exercisable		2,570,000	-	-	(910,000)	1,660,000

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2021	Granted	Exercised	Expired	2022
$0.90(USD)	July 6, 2022	50,000	-	-	(50,000)	-
$0.30(USD)	November 28, 2022	650,000	-	-	(650,000)	-
$0.57(USD)	April 17, 2023	200,000	-	-	-	200,000
$0.50(USD)	August 20, 2023	700,000	-	-	-	700,000
$1.45(USD)	May 17, 2024	10,000	-	-	-	10,000
$0.78(USD)	August 19, 2024	700,000	-	-	-	700,000
$0.82(USD)	November 8, 2024	10,000	-	-	-	10,000
$0.76(USD)	February 11, 2025	200,000	-	-	-	200,000
$0.75(USD)	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		3,270,000	-	-	(700,000)	2,570,000
Total exercisable		2,953,333	-	-	(700,000)	2,570,000

A summary of the Company's stock options as at December 31, 2023 and 2022, and changes for the years then ended are as follows:

		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2021	3,270,000	$0.61
Forfeited	(10,000)	$0.30
Expired	(690,000)	$0.34
Outstanding, December 31, 2022	2,570,000	$0.68
Expired	(910,000)	$0.53
Outstanding and exercisable, December 31, 2023	1,660,000	$0.76

The weighted average contractual life for the remaining options at December 31, 2023 is 1.15 (2022 - 1.59) years.

Share-based expense

Share-based expense of $Nil (2022 - $7,733; 2021 - $108,696) was recognized in the year ended December 31, 2023 for stock options. The share-based expense relates to options granted during December 31, 2020, which vest over time.

(c)   Warrants

Warrants outstanding as at December 31, 2023 and 2022 are summarized below:

	Share Purchase	Weighted average
	warrants	exercise price
Outstanding, December 31, 2021	3,500,005	$1.02	(1)
Outstanding, December 31, 2022	3,500,005	$0.96	(1)
Expired	(3,500,005)	$0.96	(1)
Outstanding, December 31, 2023	-	$-

(1) These warrants are denominated in CAD and have been re-translated based on the exchange rate in effect as at December 31, 2022 of $1.00 = $1.3544 CAD (2021 - $1.00 = $1.2678 CAD).

During the year ended December 31, 2023, all warrants expired unexercised.

(d) Restricted share units

On April 28, 2021, the Company implemented a Restricted Share Unit Plan, (the "RSU Plan"). Pursuant to the RSU Plan, the Company will grant RSUs to directors, officers, employees, and consultants for services as approved from time to time by the Board. The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements. The vesting terms, settlement, and method of settlement of the RSUs granted under the RSU Plan will be determined by the Board of Directors.

A summary of the Company's RSUs as at December 31, 2023 and 2022, and changes for the years then ended are as follows:

Outstanding, December 31, 2021	355,000
Forfeited	(2,500)
Repurchased	(117,500)
Granted	410,000
Outstanding, December 31, 2022	645,000
Settled	(123,336)
Repurchased	(130,850)
Granted	525,000
Outstanding, December 31, 2023	915,814

During the year ended December 31, 2023, the Company approved a policy whereby RSUs granted to US residents would be settled in cash. Following this amendment, the RSUs previously granted to US residents were determined to be modified from equity-settled to cash-settled. On the date of modification, a liability was recognized for the vested portion of the previously granted RSUs of $22,955 with a corresponding reduction in reserves. At December 31, 2023, the liability was revalued based on the fair market value of the Company's common shares, resulting in a gain which is included in share-based expense.

During the year ended December 31, 2023, the Company granted 525,000 (2022 - 410,000; 2021 - 355,000) RSUs with an estimated fair value of $61,574 (2022 - $123,000; 2021 - $244,950), based on the fair market value of one common share on the date of issuance. The fair value will be recognized as an expense using the graded vesting method over the vesting period, with 33% vesting one year after grant and 33% every year thereafter. Upon vesting, the equity-settled RSUs may be repurchased in cash at the discretion of the Company, with the cash payment based on the closing share price of the RSUs on the date of vesting.

During the year ended December 31, 2023, the Company repurchased 130,850 (2022 - 117,500; 2021 - Nil) equity-settled RSUs with a fair value of $66,073 (2022 - $81,075; 2021 - $Nil), through a cash payment of $25,288 (2022 - $35,269; 2021 - $Nil), based on an average share price of $0.19 (2022 - $0.30; 2021 - $Nil) on vesting date, and recorded a gain on repurchase of RSUs of $40,785 (2022 - $45,806; 2021 - $Nil).

In connection with the RSUs awarded, the Company recognized share-based expense of $129,490 (2022 - $155,318; 2021 - $24,949) for the year ended December 31, 2023.

(e) Deferred share units

On April 28, 2021, the Company implemented a Non-Employee Directors Deferred Share Unit Plan (the "DSU Plan"). Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.

At December 31, 2023, 2022 and 2021, no DSUs have been granted to non-employee directors.